Commitments and Contingencies (Certain Matters Resolved And Purchase Commitments) (Details) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Jul. 31, 2014 Actions	Apr. 30, 2014	Mar. 31, 2009 Patents	Jan. 31, 2011 Actions
Loss Contingencies [Line Items]
Long-term purchase commitment, amount	$ 4,100,000,000
Neurontin [Member] | Class Action Versus Pfizer Inc. [Member] | Settled Litigation [Member] | Antitrust [Member]
Loss Contingencies [Line Items]
Number of actions					4
Litigation settlement, amount			$ (190,000,000)
Number of claims settled		2
Lyrica [Member] | Pfizer Versus Several Generic Manufacturers [Member] | Settled Litigation [Member] | Patent Infringement [Member]
Loss Contingencies [Line Items]
Number of patents allegedly infringed upon				3
Lyrica Other Patents [Member] | Pfizer Versus Several Generic Manufacturers [Member] | Settled Litigation [Member] | Patent Infringement [Member]
Loss Contingencies [Line Items]
Number of patents allegedly infringed upon				2